Share Capital (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
At Reebonz Limited:
Convertible preference shares		$ (2,068)	$ 70,063	$ 59,233
Reebonz [Member]
StatementsLineItems [Line Items]
Begnning, shares		10,766,609	10,564,037
Issuance of new ordinary shares, shares			202,572
At inception, shares		1
Conversion of 10,766,609 Reebonz Limited ordinary shares at ratio 0.56 to the legal acquirer, Reebonz Holding Limited, shares		6,029,033
Convertible preference shares, shares		11,289,261
a) Convertible loan, shares		178,726
b) Ordinary shares issued on recapitalization with DOTA, shares		1,796,959
c) Backstop shares, shares		1,847,780
Ending, shares		21,141,760	10,766,609	10,564,037
At Reebonz Limited:
Beginning, Amount		$ 14,481	$ 12,876
Issuance of new ordinary shares, amount			1,605
At inception, amount	[1]
Conversion of 10,766,609 Reebonz Limited ordinary shares at ratio 0.56 to the legal acquirer, Reebonz Holding Limited, amount		14,481
Convertible preference shares		57,914
a) Convertible loan, amount		917
b) Ordinary shares issued on recapitalization with DOTA, amount		9,218
c) Backstop shares, amount
Ending amount		$ 82,530	$ 14,481	$ 12,876

[1]	not meaningful